SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company has assessed all subsequent events through the date that the consolidated financial statements were issued, there are no further material subsequent events that require disclosure in these consolidated financial statements other than as follows:

On June 13, 2025, the Company completed the Initial Public Offering (“IPO”) of 3,250,000 Class A Ordinary Shares on NYSE American, at a public offering price of US$4.00 per share, for total gross proceeds of US$13.0 million. The Ordinary Shares were previously approved for listing on NYSE American on June 11, 2025 and commenced trading under the ticker symbol “VNTG” on June 12, 2025.

On June 13, 2025, the Company also issued warrants to the Representative and its affiliates, which are exercisable during the period commencing from the date of issuance and expiring five years from the commencement of sales of the Class A Ordinary Shares in the IPO, entitling the holders of the warrants to purchase an aggregate of up to 162,500 Class A Ordinary Shares at a per share price of $5.00.

On June 18, 2025, the Company closed the sale of an additional 487,500 Class A Ordinary Shares of the Company, pursuant to the full exercise of the underwriter’s over-allotment option granted in connection with the Company’s IPO, at the IPO price of US$4.00 per share and also issued warrants to the Representative and its affiliates, which are exercisable during the period commencing from the date of issuance and expiring five years from the commencement of sales of the Class A Ordinary Shares in the IPO, entitling the holders of the warrants to purchase an aggregate of up to 24,375 Class A Ordinary Shares at a per share price of $5.00.